Quarterly Holdings Report
for
Fidelity® 500 Index Fund
November 30, 2022
UEI-NPRT3-0123
1.810737.118
Common Stocks - 99.8%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 7.4%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	77,336,242	1,491,043
Lumen Technologies, Inc. (a)	10,337,362	56,545
Verizon Communications, Inc.	45,578,187	1,776,638
		3,324,226
Entertainment - 1.3%
Activision Blizzard, Inc.	7,726,019	571,339
Electronic Arts, Inc.	2,866,658	374,902
Live Nation Entertainment, Inc. (a)(b)	1,541,968	112,194
Netflix, Inc. (a)(b)	4,826,254	1,474,565
Take-Two Interactive Software, Inc. (b)	1,700,502	179,726
The Walt Disney Co. (a)(b)	19,785,072	1,936,365
Warner Bros Discovery, Inc. (a)(b)	23,974,753	273,312
		4,922,403
Interactive Media & Services - 4.2%
Alphabet, Inc.:
Class A (b)	65,073,030	6,571,725
Class C (b)	58,189,731	5,903,348
Match Group, Inc. (a)(b)	3,071,153	155,277
Meta Platforms, Inc. Class A (b)	24,751,419	2,923,143
		15,553,493
Media - 0.8%
Charter Communications, Inc. Class A (a)(b)	1,203,040	470,738
Comcast Corp. Class A (a)	47,792,981	1,751,135
DISH Network Corp. Class A (a)(b)	2,724,120	43,722
Fox Corp.:
Class A	3,316,684	107,626
Class B	1,537,359	46,920
Interpublic Group of Companies, Inc.	4,243,706	145,814
News Corp.:
Class A (a)	4,168,946	79,835
Class B (a)	1,312,091	25,520
Omnicom Group, Inc.	2,223,094	177,314
Paramount Global Class B (a)	5,480,260	110,044
		2,958,668
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (b)	6,532,662	989,437
TOTAL COMMUNICATION SERVICES		27,748,227
CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.1%
Aptiv PLC (a)(b)	2,940,343	313,646
BorgWarner, Inc.	2,570,264	109,262
		422,908
Automobiles - 1.8%
Ford Motor Co. (a)	42,861,450	595,774
General Motors Co.	15,823,747	641,811
Tesla, Inc. (a)(b)	28,905,584	5,627,917
		6,865,502
Distributors - 0.2%
Genuine Parts Co.	1,534,911	281,395
LKQ Corp.	2,828,986	153,699
Pool Corp. (a)	429,670	141,538
		576,632
Hotels, Restaurants & Leisure - 2.0%
Booking Holdings, Inc. (a)(b)	430,917	896,070
Caesars Entertainment, Inc. (a)(b)	2,327,001	118,235
Carnival Corp. (a)(b)	10,712,472	106,375
Chipotle Mexican Grill, Inc. (b)	301,325	490,244
Darden Restaurants, Inc.	1,330,323	195,544
Domino's Pizza, Inc.	389,449	151,391
Expedia, Inc. (a)(b)	1,649,986	176,285
Hilton Worldwide Holdings, Inc.	2,976,743	424,543
Las Vegas Sands Corp. (a)(b)	3,566,054	167,034
Marriott International, Inc. Class A	2,993,910	495,043
McDonald's Corp.	7,984,507	2,178,094
MGM Resorts International	3,540,963	130,520
Norwegian Cruise Line Holdings Ltd. (a)(b)	4,573,213	75,184
Royal Caribbean Cruises Ltd. (a)(b)	2,380,542	142,666
Starbucks Corp.	12,452,375	1,272,633
Wynn Resorts Ltd. (b)	1,123,193	93,966
Yum! Brands, Inc.	3,088,042	397,307
		7,511,134
Household Durables - 0.3%
D.R. Horton, Inc.	3,431,687	295,125
Garmin Ltd.	1,674,400	155,702
Lennar Corp. Class A (a)	2,767,286	243,051
Mohawk Industries, Inc. (a)(b)	572,299	57,991
Newell Brands, Inc.	4,084,708	52,979
NVR, Inc. (b)	33,492	155,370
PulteGroup, Inc.	2,512,385	112,505
Whirlpool Corp. (a)	591,561	86,681
		1,159,404
Internet & Direct Marketing Retail - 2.6%
Amazon.com, Inc. (b)	96,189,243	9,286,110
eBay, Inc.	5,962,116	270,919
Etsy, Inc. (a)(b)	1,374,046	181,498
		9,738,527
Leisure Products - 0.0%
Hasbro, Inc.	1,408,744	88,497
Multiline Retail - 0.5%
Dollar General Corp. (a)	2,463,527	629,875
Dollar Tree, Inc. (a)(b)	2,290,814	344,286
Target Corp. (a)	5,032,348	840,754
		1,814,915
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	658,109	99,368
AutoZone, Inc. (b)	211,497	545,451
Bath & Body Works, Inc.	2,477,672	105,301
Best Buy Co., Inc.	2,174,871	185,516
CarMax, Inc. (a)(b)	1,727,381	119,811
Lowe's Companies, Inc. (a)	6,936,268	1,474,304
O'Reilly Automotive, Inc. (b)	691,891	598,167
Ross Stores, Inc.	3,797,635	446,868
The Home Depot, Inc.	11,153,904	3,613,753
TJX Companies, Inc.	12,715,400	1,017,868
Tractor Supply Co. (a)	1,204,647	272,624
Ulta Beauty, Inc. (a)(b)	562,364	261,409
		8,740,440
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	13,714,028	1,504,292
Ralph Lauren Corp. (a)	465,559	52,664
Tapestry, Inc.	2,732,739	103,216
VF Corp.	3,583,793	117,620
		1,777,792
TOTAL CONSUMER DISCRETIONARY		38,695,751
CONSUMER STAPLES - 7.0%
Beverages - 1.9%
Brown-Forman Corp. Class B (non-vtg.)	1,984,327	144,896
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,743,282	448,634
Keurig Dr. Pepper, Inc. (a)	9,220,900	356,572
Molson Coors Beverage Co. Class B	2,042,430	112,558
Monster Beverage Corp. (a)(b)	4,174,224	429,361
PepsiCo, Inc.	14,977,631	2,778,500
The Coca-Cola Co.	42,240,464	2,686,916
		6,957,437
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	4,807,339	2,592,358
Kroger Co.	7,066,826	347,617
Sysco Corp. (a)	5,529,179	478,329
Walgreens Boots Alliance, Inc. (a)	7,784,982	323,077
Walmart, Inc.	15,469,400	2,357,846
		6,099,227
Food Products - 1.1%
Archer Daniels Midland Co.	6,083,602	593,151
Campbell Soup Co. (a)	2,185,585	117,300
Conagra Brands, Inc.	5,210,302	197,887
General Mills, Inc. (a)	6,465,043	551,468
Hormel Foods Corp. (a)	3,140,889	147,622
Kellogg Co.	2,768,365	201,952
Lamb Weston Holdings, Inc.	1,559,773	135,544
McCormick & Co., Inc. (non-vtg.) (a)	2,718,299	231,545
Mondelez International, Inc. (a)	14,874,310	1,005,652
The Hershey Co. (a)	1,593,934	374,845
The J.M. Smucker Co.	1,156,443	178,104
The Kraft Heinz Co.	8,644,555	340,163
Tyson Foods, Inc. Class A	3,143,128	208,327
		4,283,560
Household Products - 1.5%
Church & Dwight Co., Inc.	2,636,222	215,827
Colgate-Palmolive Co.	9,052,429	701,382
Kimberly-Clark Corp.	3,664,096	496,961
Procter & Gamble Co.	25,933,086	3,868,179
The Clorox Co. (a)	1,336,652	198,693
		5,481,042
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	2,515,704	593,178
Tobacco - 0.7%
Altria Group, Inc.	19,543,756	910,348
Philip Morris International, Inc.	16,823,432	1,676,791
		2,587,139
TOTAL CONSUMER STAPLES		26,001,583
ENERGY - 5.1%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	10,980,254	318,647
Halliburton Co.	9,842,789	372,943
Schlumberger Ltd.	15,349,913	791,288
		1,482,878
Oil, Gas & Consumable Fuels - 4.7%
APA Corp.	3,543,726	166,024
Chevron Corp. (a)	19,543,957	3,582,603
ConocoPhillips Co.	13,815,831	1,706,393
Coterra Energy, Inc. (a)	8,634,342	240,984
Devon Energy Corp.	7,106,337	486,926
Diamondback Energy, Inc. (a)	1,929,086	285,543
EOG Resources, Inc.	6,360,163	902,698
EQT Corp.	4,015,025	170,277
Exxon Mobil Corp.	45,230,054	5,035,914
Hess Corp. (a)	3,024,138	435,204
Kinder Morgan, Inc. (a)	21,516,958	411,404
Marathon Oil Corp.	7,353,608	225,241
Marathon Petroleum Corp.	5,411,409	659,164
Occidental Petroleum Corp.	8,087,353	561,990
ONEOK, Inc. (a)	4,849,650	324,539
Phillips 66 Co.	5,220,695	566,132
Pioneer Natural Resources Co.	2,590,177	611,256
Targa Resources Corp.	2,458,753	182,907
The Williams Companies, Inc.	13,224,315	458,884
Valero Energy Corp. (a)	4,275,633	571,310
		17,585,393
TOTAL ENERGY		19,068,271
FINANCIALS - 11.6%
Banks - 3.9%
Bank of America Corp.	75,867,424	2,871,582
Citigroup, Inc. (a)	21,018,512	1,017,506
Citizens Financial Group, Inc. (a)	5,379,068	227,965
Comerica, Inc.	1,419,753	101,853
Fifth Third Bancorp	7,447,009	270,773
First Republic Bank	1,982,949	253,044
Huntington Bancshares, Inc. (a)	15,651,689	242,288
JPMorgan Chase & Co. (a)	31,826,286	4,397,756
KeyCorp	10,121,884	190,393
M&T Bank Corp.	1,905,882	324,038
PNC Financial Services Group, Inc.	4,450,940	748,915
Regions Financial Corp.	10,140,721	235,366
Signature Bank	682,951	95,272
SVB Financial Group (a)(b)	641,188	148,615
Truist Financial Corp.	14,394,894	673,825
U.S. Bancorp	14,673,502	666,030
Wells Fargo & Co.	41,164,789	1,973,852
Zions Bancorp NA	1,633,018	84,623
		14,523,696
Capital Markets - 3.1%
Ameriprise Financial, Inc.	1,173,892	389,673
Bank of New York Mellon Corp.	7,980,783	366,318
BlackRock, Inc. Class A	1,636,249	1,171,554
Cboe Global Markets, Inc.	1,151,061	146,001
Charles Schwab Corp.	16,571,478	1,367,810
CME Group, Inc.	3,900,813	688,493
FactSet Research Systems, Inc.	412,186	190,137
Franklin Resources, Inc. (a)	3,082,863	82,652
Goldman Sachs Group, Inc.	3,704,630	1,430,543
Intercontinental Exchange, Inc. (a)	6,060,767	656,442
Invesco Ltd.	4,936,907	94,344
MarketAxess Holdings, Inc.	408,497	109,445
Moody's Corp. (a)	1,712,662	510,836
Morgan Stanley (a)	14,533,098	1,352,595
MSCI, Inc.	873,673	443,677
NASDAQ, Inc.	3,678,489	251,829
Northern Trust Corp.	2,261,565	210,574
Raymond James Financial, Inc. (a)	2,108,057	246,432
S&P Global, Inc. (a)	3,697,510	1,304,482
State Street Corp. (a)	3,989,655	317,856
T. Rowe Price Group, Inc. (a)	2,449,364	305,950
		11,637,643
Consumer Finance - 0.5%
American Express Co.	6,509,427	1,025,821
Capital One Financial Corp.	4,165,448	430,041
Discover Financial Services	2,964,637	321,248
Synchrony Financial (a)	5,228,379	196,482
		1,973,592
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (b)	19,587,256	6,240,500
Insurance - 2.4%
AFLAC, Inc. (a)	6,240,773	448,899
Allstate Corp.	2,933,435	392,787
American International Group, Inc.	8,252,540	520,818
Aon PLC	2,289,113	705,688
Arch Capital Group Ltd. (a)(b)	4,006,132	240,007
Arthur J. Gallagher & Co.	2,282,708	454,510
Assurant, Inc.	577,463	74,042
Brown & Brown, Inc. (a)	2,544,282	151,614
Chubb Ltd. (a)	4,532,525	995,297
Cincinnati Financial Corp. (a)	1,727,741	191,710
Everest Re Group Ltd.	427,706	144,539
Globe Life, Inc.	983,445	117,974
Hartford Financial Services Group, Inc.	3,506,969	267,827
Lincoln National Corp. (a)	1,681,150	65,464
Loews Corp.	2,170,391	126,208
Marsh & McLennan Companies, Inc.	5,415,686	937,889
MetLife, Inc. (a)	7,271,235	557,704
Principal Financial Group, Inc.	2,515,554	225,595
Progressive Corp.	6,347,900	838,875
Prudential Financial, Inc.	4,037,191	436,138
The Travelers Companies, Inc.	2,575,480	488,852
W.R. Berkley Corp.	2,216,783	169,096
Willis Towers Watson PLC	1,193,428	293,774
		8,845,307
TOTAL FINANCIALS		43,220,738
HEALTH CARE - 15.2%
Biotechnology - 2.4%
AbbVie, Inc. (a)	19,188,593	3,092,817
Amgen, Inc.	5,805,439	1,662,678
Biogen, Inc. (b)	1,574,865	480,602
Gilead Sciences, Inc.	13,602,399	1,194,699
Incyte Corp. (a)(b)	2,003,603	159,627
Moderna, Inc. (a)(b)	3,651,191	642,281
Regeneron Pharmaceuticals, Inc. (b)	1,163,299	874,452
Vertex Pharmaceuticals, Inc. (a)(b)	2,783,269	880,626
		8,987,782
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	19,005,442	2,044,605
Abiomed, Inc. (a)(b)	493,373	186,391
Align Technology, Inc. (b)	788,344	155,036
Baxter International, Inc.	5,465,527	308,966
Becton, Dickinson & Co.	3,095,131	771,740
Boston Scientific Corp. (b)	15,536,848	703,353
Dentsply Sirona, Inc.	2,338,241	70,755
DexCom, Inc. (b)	4,260,569	495,419
Edwards Lifesciences Corp. (b)	6,728,039	519,741
Hologic, Inc. (a)(b)	2,709,408	206,349
IDEXX Laboratories, Inc. (a)(b)	903,529	384,786
Intuitive Surgical, Inc. (a)(b)	3,875,614	1,047,927
Medtronic PLC	14,420,062	1,139,762
ResMed, Inc.	1,589,103	365,812
STERIS PLC (a)	1,085,432	201,608
Stryker Corp. (a)	3,654,161	854,672
Teleflex, Inc. (a)	509,047	119,178
The Cooper Companies, Inc. (a)	535,429	169,383
Zimmer Biomet Holdings, Inc.	2,277,111	273,481
		10,018,964
Health Care Providers & Services - 3.6%
AmerisourceBergen Corp.	1,757,624	300,009
Cardinal Health, Inc. (a)	2,956,566	237,028
Centene Corp. (b)	6,203,187	539,987
Cigna Corp.	3,311,328	1,089,063
CVS Health Corp. (a)	14,247,721	1,451,558
DaVita HealthCare Partners, Inc. (b)	604,420	44,564
Elevance Health, Inc.	2,604,656	1,388,073
HCA Holdings, Inc.	2,336,244	561,213
Henry Schein, Inc. (a)(b)	1,477,218	119,536
Humana, Inc.	1,373,451	755,261
Laboratory Corp. of America Holdings	981,082	236,146
McKesson Corp.	1,559,856	595,366
Molina Healthcare, Inc. (a)(b)	630,542	212,348
Quest Diagnostics, Inc. (a)	1,265,488	192,139
UnitedHealth Group, Inc.	10,151,419	5,560,541
Universal Health Services, Inc. Class B	713,209	93,323
		13,376,155
Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	3,241,784	502,412
Bio-Rad Laboratories, Inc. Class A (b)	232,591	96,458
Bio-Techne Corp.	1,703,173	144,753
Charles River Laboratories International, Inc. (a)(b)	552,001	126,171
Danaher Corp.	7,105,261	1,942,649
Illumina, Inc. (b)	1,704,957	371,817
IQVIA Holdings, Inc. (a)(b)	2,024,112	441,297
Mettler-Toledo International, Inc. (a)(b)	244,262	358,958
PerkinElmer, Inc.	1,369,873	191,412
Thermo Fisher Scientific, Inc.	4,251,964	2,382,035
Waters Corp. (b)	649,817	225,227
West Pharmaceutical Services, Inc.	803,621	188,578
		6,971,767
Pharmaceuticals - 4.6%
Bristol-Myers Squibb Co.	23,173,251	1,860,349
Catalent, Inc. (b)	1,944,946	97,500
Eli Lilly & Co.	8,558,920	3,176,044
Johnson & Johnson	28,533,666	5,078,993
Merck & Co., Inc.	27,492,894	3,027,517
Organon & Co.	2,760,175	71,820
Pfizer, Inc. (a)	60,909,098	3,053,373
Viatris, Inc.	13,159,760	145,152
Zoetis, Inc. Class A	5,080,564	783,118
		17,293,866
TOTAL HEALTH CARE		56,648,534
INDUSTRIALS - 8.4%
Aerospace & Defense - 1.8%
General Dynamics Corp.	2,440,569	615,975
Howmet Aerospace, Inc.	4,012,345	151,145
Huntington Ingalls Industries, Inc.	433,545	100,565
L3Harris Technologies, Inc.	2,076,692	471,575
Lockheed Martin Corp.	2,561,074	1,242,607
Northrop Grumman Corp.	1,578,288	841,685
Raytheon Technologies Corp. (a)	16,024,147	1,581,904
Textron, Inc.	2,295,698	163,867
The Boeing Co. (a)(b)	6,057,778	1,083,615
TransDigm Group, Inc.	559,165	351,435
		6,604,373
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	1,344,467	134,742
Expeditors International of Washington, Inc.	1,775,447	206,058
FedEx Corp.	2,594,420	472,755
United Parcel Service, Inc. Class B	7,942,583	1,506,946
		2,320,501
Airlines - 0.2%
Alaska Air Group, Inc. (a)(b)	1,375,742	65,265
American Airlines Group, Inc. (a)(b)	7,052,597	101,769
Delta Air Lines, Inc. (b)	6,958,716	246,130
Southwest Airlines Co. (a)	6,439,446	256,998
United Airlines Holdings, Inc. (b)	3,546,060	156,629
		826,791
Building Products - 0.5%
A.O. Smith Corp. (a)	1,394,326	84,691
Allegion PLC	953,282	108,340
Carrier Global Corp. (a)	9,133,404	404,792
Fortune Brands Home & Security, Inc.	1,403,442	91,701
Johnson Controls International PLC	7,475,432	496,668
Masco Corp. (a)	2,447,508	124,284
Trane Technologies PLC	2,514,744	448,681
		1,759,157
Commercial Services & Supplies - 0.5%
Cintas Corp.	933,436	431,042
Copart, Inc. (a)(b)	4,642,900	309,031
Republic Services, Inc.	2,228,671	310,432
Rollins, Inc.	2,511,717	101,574
Waste Management, Inc.	4,082,079	684,646
		1,836,725
Construction & Engineering - 0.1%
Quanta Services, Inc.	1,552,187	232,642
Electrical Equipment - 0.5%
AMETEK, Inc.	2,491,540	354,845
Eaton Corp. PLC	4,322,625	706,533
Emerson Electric Co.	6,417,193	614,575
Generac Holdings, Inc. (b)	692,730	73,097
Rockwell Automation, Inc. (a)	1,252,779	331,009
		2,080,059
Industrial Conglomerates - 0.9%
3M Co.	6,008,190	756,852
General Electric Co. (a)	11,900,547	1,023,090
Honeywell International, Inc.	7,311,371	1,605,212
		3,385,154
Machinery - 1.8%
Caterpillar, Inc. (a)	5,729,231	1,354,448
Cummins, Inc.	1,530,140	384,310
Deere & Co. (a)	3,018,444	1,331,134
Dover Corp.	1,557,896	221,143
Fortive Corp.	3,860,273	260,761
IDEX Corp.	819,120	194,533
Illinois Tool Works, Inc. (a)	3,057,807	695,559
Ingersoll Rand, Inc.	4,375,602	236,151
Nordson Corp.	586,712	138,752
Otis Worldwide Corp. (a)	4,560,644	356,141
PACCAR, Inc.	3,773,683	399,671
Parker Hannifin Corp. (a)	1,393,177	416,476
Pentair PLC	1,784,838	81,692
Snap-On, Inc.	578,103	139,092
Stanley Black & Decker, Inc.	1,604,203	131,095
Westinghouse Air Brake Tech Co.	1,973,837	199,535
Xylem, Inc. (a)	1,955,462	219,696
		6,760,189
Professional Services - 0.4%
CoStar Group, Inc. (b)	4,297,108	348,238
Equifax, Inc. (a)	1,328,368	262,180
Jacobs Solutions, Inc.	1,384,871	175,242
Leidos Holdings, Inc.	1,481,841	162,010
Robert Half International, Inc. (a)	1,189,112	93,678
Verisk Analytics, Inc.	1,703,439	312,939
		1,354,287
Road & Rail - 0.9%
CSX Corp.	23,238,205	759,657
J.B. Hunt Transport Services, Inc.	901,324	165,744
Norfolk Southern Corp.	2,549,012	653,822
Old Dominion Freight Lines, Inc.	994,699	301,006
Union Pacific Corp.	6,777,275	1,473,583
		3,353,812
Trading Companies & Distributors - 0.2%
Fastenal Co. (a)	6,236,804	321,258
United Rentals, Inc. (a)(b)	759,523	268,134
W.W. Grainger, Inc. (a)	491,357	296,318
		885,710
TOTAL INDUSTRIALS		31,399,400
INFORMATION TECHNOLOGY - 26.3%
Communications Equipment - 0.9%
Arista Networks, Inc. (b)	2,674,825	372,603
Cisco Systems, Inc.	44,940,588	2,234,446
F5, Inc. (a)(b)	646,410	99,941
Juniper Networks, Inc.	3,501,187	116,379
Motorola Solutions, Inc.	1,811,149	492,995
		3,316,364
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A (a)	6,455,472	519,214
CDW Corp.	1,467,751	276,877
Corning, Inc.	8,256,574	281,797
Keysight Technologies, Inc. (b)	1,952,896	353,259
TE Connectivity Ltd. (a)	3,471,105	437,776
Teledyne Technologies, Inc. (b)	508,612	213,668
Trimble, Inc. (b)	2,687,748	160,593
Zebra Technologies Corp. Class A (a)(b)	562,061	151,914
		2,395,098
IT Services - 4.4%
Accenture PLC Class A (a)	6,864,846	2,065,838
Akamai Technologies, Inc. (a)(b)	1,725,114	163,644
Automatic Data Processing, Inc.	4,509,476	1,191,133
Broadridge Financial Solutions, Inc.	1,272,232	189,703
Cognizant Technology Solutions Corp. Class A	5,619,354	349,580
DXC Technology Co. (b)	2,494,793	74,021
EPAM Systems, Inc. (a)(b)	622,586	229,473
Fidelity National Information Services, Inc.	6,598,201	478,897
Fiserv, Inc. (a)(b)	6,941,201	724,384
FleetCor Technologies, Inc. (b)	814,094	159,725
Gartner, Inc. (b)	858,382	300,751
Global Payments, Inc.	3,007,960	312,166
IBM Corp.	9,801,930	1,459,507
Jack Henry & Associates, Inc.	790,751	149,729
MasterCard, Inc. Class A (a)	9,259,748	3,300,174
Paychex, Inc.	3,476,301	431,166
PayPal Holdings, Inc. (a)(b)	12,550,872	984,114
VeriSign, Inc. (a)(b)	1,012,950	202,398
Visa, Inc. Class A (a)	17,744,307	3,850,515
		16,616,918
Semiconductors & Semiconductor Equipment - 5.3%
Advanced Micro Devices, Inc. (a)(b)	17,519,719	1,360,056
Analog Devices, Inc.	5,641,291	969,794
Applied Materials, Inc.	9,441,263	1,034,762
Broadcom, Inc.	4,382,511	2,414,895
Enphase Energy, Inc. (b)	1,470,072	471,290
Intel Corp.	44,561,134	1,339,953
KLA Corp.	1,538,954	605,040
Lam Research Corp.	1,486,547	702,215
Microchip Technology, Inc.	5,995,932	474,818
Micron Technology, Inc.	11,972,086	690,191
Monolithic Power Systems, Inc. (a)	482,397	184,256
NVIDIA Corp.	27,175,281	4,598,873
NXP Semiconductors NV	2,849,893	501,125
onsemi (a)(b)	4,701,772	353,573
Qorvo, Inc. (b)	1,120,045	111,164
Qualcomm, Inc.	12,187,568	1,541,605
Skyworks Solutions, Inc.	1,741,275	166,501
SolarEdge Technologies, Inc. (a)(b)	603,789	180,448
Teradyne, Inc.	1,701,511	159,006
Texas Instruments, Inc.	9,916,177	1,789,473
		19,649,038
Software - 8.3%
Adobe, Inc. (b)	5,079,058	1,751,919
ANSYS, Inc. (b)	944,932	240,296
Autodesk, Inc. (a)(b)	2,357,984	476,195
Cadence Design Systems, Inc. (a)(b)	2,972,224	511,341
Ceridian HCM Holding, Inc. (a)(b)	1,661,082	113,684
Fortinet, Inc. (a)(b)	7,102,781	377,584
Intuit, Inc.	3,061,293	1,247,752
Microsoft Corp.	80,938,170	20,650,565
NortonLifeLock, Inc. (a)	6,425,673	147,533
Oracle Corp.	16,485,318	1,368,776
Paycom Software, Inc. (b)	527,512	178,879
PTC, Inc. (a)(b)	1,147,341	145,953
Roper Technologies, Inc.	1,150,493	504,940
Salesforce.com, Inc. (b)	10,798,424	1,730,447
ServiceNow, Inc. (a)(b)	2,192,243	912,631
Synopsys, Inc. (b)	1,660,135	563,682
Tyler Technologies, Inc. (b)	451,266	154,667
		31,076,844
Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc. (a)	163,946,196	24,268,955
Hewlett Packard Enterprise Co.	14,101,224	236,619
HP, Inc.	9,876,376	296,686
NetApp, Inc.	2,384,718	161,231
Seagate Technology Holdings PLC	2,119,535	112,272
Western Digital Corp. (a)(b)	3,398,718	124,903
		25,200,666
TOTAL INFORMATION TECHNOLOGY		98,254,928
MATERIALS - 2.7%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	2,407,115	746,591
Albemarle Corp.	1,271,164	353,371
Celanese Corp. Class A	1,081,811	116,078
CF Industries Holdings, Inc.	2,162,517	233,963
Corteva, Inc.	7,798,738	523,763
Dow, Inc.	7,794,034	397,262
DuPont de Nemours, Inc.	5,436,122	383,301
Eastman Chemical Co.	1,332,813	115,448
Ecolab, Inc.	2,690,817	403,165
FMC Corp.	1,366,995	178,584
International Flavors & Fragrances, Inc. (a)	2,766,856	292,789
Linde PLC	5,408,611	1,819,889
LyondellBasell Industries NV Class A	2,761,366	234,744
PPG Industries, Inc. (a)	2,550,345	344,858
Sherwin-Williams Co. (a)	2,559,677	637,820
The Mosaic Co.	3,747,073	192,225
		6,973,851
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	676,927	248,080
Vulcan Materials Co.	1,442,335	264,423
		512,503
Containers & Packaging - 0.3%
Amcor PLC	16,309,075	201,417
Avery Dennison Corp.	881,847	170,487
Ball Corp.	3,411,074	191,293
International Paper Co.	3,928,867	145,840
Packaging Corp. of America	1,017,333	138,245
Sealed Air Corp.	1,576,107	83,896
WestRock Co.	2,759,824	104,653
		1,035,831
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	15,519,343	617,670
Newmont Corp.	8,613,570	408,886
Nucor Corp. (a)	2,841,071	426,019
		1,452,575
TOTAL MATERIALS		9,974,760
REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc.	1,611,439	250,756
American Tower Corp.	5,052,872	1,117,948
AvalonBay Communities, Inc.	1,517,542	265,418
Boston Properties, Inc.	1,547,912	111,573
Camden Property Trust (SBI)	1,156,119	139,116
Crown Castle International Corp.	4,699,634	664,669
Digital Realty Trust, Inc.	3,119,142	350,779
Equinix, Inc.	988,408	682,644
Equity Residential (SBI)	3,673,708	238,277
Essex Property Trust, Inc.	706,773	155,759
Extra Space Storage, Inc.	1,453,305	233,532
Federal Realty Investment Trust (SBI) (a)	790,263	87,798
Healthpeak Properties, Inc.	5,855,928	153,777
Host Hotels & Resorts, Inc.	7,758,515	146,946
Invitation Homes, Inc.	6,292,849	205,336
Iron Mountain, Inc. (a)	3,154,712	171,396
Kimco Realty Corp.	6,712,214	153,844
Mid-America Apartment Communities, Inc.	1,252,826	206,566
Prologis (REIT), Inc.	10,019,722	1,180,223
Public Storage	1,714,591	510,880
Realty Income Corp.	6,702,347	422,717
Regency Centers Corp.	1,671,367	111,029
SBA Communications Corp. Class A	1,170,764	350,410
Simon Property Group, Inc.	3,552,642	424,328
UDR, Inc.	3,314,723	137,462
Ventas, Inc.	4,337,965	201,846
VICI Properties, Inc.	10,452,124	357,463
Vornado Realty Trust (a)	1,748,265	44,214
Welltower, Inc. (a)	5,028,802	357,196
Weyerhaeuser Co.	8,034,407	262,805
		9,696,707
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)(b)	3,485,569	277,451
TOTAL REAL ESTATE		9,974,158
UTILITIES - 3.0%
Electric Utilities - 1.9%
Alliant Energy Corp.	2,723,232	153,318
American Electric Power Co., Inc.	5,575,369	539,696
Constellation Energy Corp.	3,547,146	340,952
Duke Energy Corp. (a)	8,356,214	835,036
Edison International (a)	4,139,566	275,943
Entergy Corp.	2,207,638	256,682
Evergy, Inc.	2,490,941	147,489
Eversource Energy	3,759,845	311,541
Exelon Corp.	10,763,198	445,274
FirstEnergy Corp.	5,891,127	242,950
NextEra Energy, Inc. (a)	21,323,136	1,806,070
NRG Energy, Inc. (a)	2,551,987	108,332
PG&E Corp. (a)(b)	17,472,943	274,325
Pinnacle West Capital Corp.	1,226,833	96,086
PPL Corp. (a)	7,989,608	235,853
Southern Co.	11,536,392	780,322
Xcel Energy, Inc. (a)	5,936,313	416,848
		7,266,717
Gas Utilities - 0.0%
Atmos Energy Corp. (a)	1,518,211	182,489
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp. (a)	7,248,890	209,638
Multi-Utilities - 0.9%
Ameren Corp.	2,804,028	250,456
CenterPoint Energy, Inc. (a)	6,831,827	212,538
CMS Energy Corp.	3,149,414	192,335
Consolidated Edison, Inc. (a)	3,848,169	377,274
Dominion Energy, Inc.	9,034,873	552,121
DTE Energy Co.	2,102,595	243,922
NiSource, Inc. (a)	4,405,694	123,095
Public Service Enterprise Group, Inc.	5,413,971	327,816
Sempra Energy	3,411,101	566,891
WEC Energy Group, Inc.	3,423,324	339,388
		3,185,836
Water Utilities - 0.1%
American Water Works Co., Inc.	1,972,877	299,404
TOTAL UTILITIES		11,144,084
TOTAL COMMON STOCKS (Cost $216,097,863)		372,130,434

U.S. Treasury Obligations - 0.0%
	Principal Amount (c) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (d) (Cost $84,849)	85,000	84,464

Money Market Funds - 0.6%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 3.86% (e)	204,109,213	204,150
Fidelity Securities Lending Cash Central Fund 3.86% (e)(f)	1,953,173,589	1,953,369
TOTAL MONEY MARKET FUNDS (Cost $2,157,512)		2,157,519

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $218,340,224)	374,372,417
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(1,390,168)
NET ASSETS - 100.0%	372,982,249

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	4,220	Dec 2022	861,144	48,917	48,917

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $44,583,000.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	1,073,614	13,199,242	14,068,706	8,325	-	-	204,150	0.4%
Fidelity Securities Lending Cash Central Fund 3.86%	5,904,527	16,379,374	20,330,532	2,995	-	-	1,953,369	6.0%
Total	6,978,141	29,578,616	34,399,238	11,320	-	-	2,157,519

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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